UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Abrams Capital Management, L.P.

Address:   222 Berkeley Street
           22nd Floor
           Boston, MA 02116


Form 13F File Number: 028-11903


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Fred Leif
Title:  Chief Financial Officer
Phone:  617-646-6100

Signature,  Place,  and  Date  of  Signing:

/s/ Fred Leif                      Boston, MA                         2/11/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:               9

Form 13F Information Table Value Total:  $      686,289
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                      VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ARBITRON INC                COM            03875Q108  147,878 3,561,610 SH       SOLE                3,561,610      0    0
CAPITOL FED FINL            COM            14057J101    1,787   150,000 SH       SOLE                  150,000      0    0
CAREFUSION CORP             COM            14170T101   43,690 1,700,000 SH       SOLE                1,700,000      0    0
CLEAR CHANNEL OUTDOOR HLDGS CL A           18451C109   46,572 3,317,090 SH       SOLE                3,317,090      0    0
CROWN CASTLE INTL CORP      COM            228227104  118,253 2,697,983 SH       SOLE                2,697,983      0    0
LIBERTY MEDIA CORP NEW      INT COM SER A  53071M104  127,339 8,074,750 SH       SOLE                8,074,750      0    0
MCGRAW HILL COS INC         COM            580645109   55,421 1,522,146 SH       SOLE                1,522,146      0    0
PENNYMAC MTG INVT TR        COM            70931T103   20,756 1,143,600 SH       SOLE                1,143,600      0    0
SLM CORP                    COM            78442P106  124,593 9,896,207 SH       SOLE                9,896,207      0    0


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